Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies [Abstract]
Details of financial instruments
The following table contains details of the financial instruments that the Company holds as of December 31, 2021 which reference LIBOR and have not yet transitioned to RFRs:

	Carrying amount as of December 31, 2021
	Assets	Liabilities
Non-derivative assets and liabilities referenced to LIBOR
Measured at amortized cost
Project debt	-	1,068,501
Total non-derivatives items	-	1,068,501
Derivatives	-	62,571
Total assets and liabilities referenced to LIBOR	-	1,131,072

Details of hedging instruments
The following table contains details of only the hedging instruments used in the Company's hedging strategies which reference LIBOR and have not yet transitioned to RFRs, such that relief(s) of phase 1 and phase 2 amendments to IFRS 9 and IFRS 7 for IBOR reform, effective January 1st, 2020 and January 1st, 2021, respectively, have been applied to the hedging relationship:

	Carrying amount as of December 31, 2021
	Notional	Assets	Liabilities	Balance sheet line item(s)	2021 changes in fair value used for calculating hedge ineffectiveness
Cash flow hedge
Interest rate swaps	939,670	-	62,571	Derivative liabilities	30,013
Total cash flow hedges	939,670	-	62,571		30,013